Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Change in Type of Currency (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Foreign Exchange Risk Factor [Line items]
Net Income for the Year	$ 212,612,039	$ 2,115,280,318	$ 965,874,168
Shareholders’ Equity	$ 7,759,624,364	7,954,906,355	$ 5,778,705,146	$ 5,431,044,688
Currency risk | Top of range | US$
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 57,316	84,900
Shareholders’ Equity	$ 630,473	933,898
Currency risk | Top of range | Euro
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 3,613	1,368
Shareholders’ Equity	$ 39,739	15,045
Currency risk | Top of range | Canadian Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 16	231
Shareholders’ Equity	$ 174	2,537
Currency risk | Top of range | Real
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 56	46
Shareholders’ Equity	$ 614	508
Currency risk | Top of range | Swiss Franc
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ (59)	(2)
Shareholders’ Equity	$ (649)	(23)
Currency risk | Top of range | Others
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	10.00%
Net Income for the Year	$ 421	188
Shareholders’ Equity	$ 4,626	2,063
Currency risk | Bottom of range | US$
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (57,316)	(84,900)
Shareholders’ Equity	$ 515,841	764,098
Currency risk | Bottom of range | Euro
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (3,613)	(1,368)
Shareholders’ Equity	$ 32,513	12,309
Currency risk | Bottom of range | Canadian Dollar
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (16)	(231)
Shareholders’ Equity	$ 142	2,075
Currency risk | Bottom of range | Real
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (56)	(46)
Shareholders’ Equity	$ 502	416
Currency risk | Bottom of range | Swiss Franc
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ 59	2
Shareholders’ Equity	$ (531)	(19)
Currency risk | Bottom of range | Others
Disclosure of Foreign Exchange Risk Factor [Line items]
Change	(10.00%)
Net Income for the Year	$ (421)	(188)
Shareholders’ Equity	$ 3,784	$ 1,687